12. INCOME TAXES: Schedule of expiration of non-capital loss carry forwards (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of expiration of non-capital loss carry forwards

The Company has Canadian non-capital loss carry forwards which expire as follows:

2026	$605,469
2027	808,472
2028	942,980
2029	466,936
2030	957,373
2031	974,551
2032	876,759
2033	910,383
2034	908,862
2035	606,902
2036	488,505
2037	366,614
2038	336,016
2039	205,817
2040	522,300

Total	$9,977,939